General information - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Sep. 14, 2021 $ / shares shares	Jun. 24, 2021 EUR (€) shares	Sep. 30, 2021 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 24, 2021 SFr / shares
Disclosure of general information [Line Items]
Name of parent entity				Sportradar Group AG
Number of other equity instruments granted | shares				0
Date of authorisation for issue of financial statements				Mar. 30, 2022
Foreign exchange gains | €					€ 33,216,000	€ 13,111,000
Foreign exchange losses | €					19,410,000	14,646,000
Finance costs including foreign exchange loss | €					36,068,000	28,108,000
Finance income including foreign exchange gain | €					41,733,000	€ 17,445,000
Covid Nineteen [Member]
Disclosure of general information [Line Items]
Income from government grants | €					3,179,000
Government grants and Grants receivable | €				€ 0	€ 0
Class A Ordinary Shares [Member] | IPO [Member]
Disclosure of general information [Line Items]
Shares issued, Price per share | $ / shares	$ 27.00
Shares issued | shares	19,000,000
Reorganization Transactions [Member] | Phantom Option Plan [Member]
Disclosure of general information [Line Items]
Conversion of awards, Converted restricted stock units | shares			66,744
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member]
Disclosure of general information [Line Items]
Number of other equity instruments granted | shares			9,566,464
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member] | Tranche One [Member]
Disclosure of general information [Line Items]
Percentage of shares subject to vest			35.00%
Reorganization Transactions [Member] | Management Participation Program [Member] | MPP Participant [Member] | Tranche Two [Member]
Disclosure of general information [Line Items]
Percentage of shares subject to vest			65.00%
Description of vesting requirements for share based payment arrangement			vest in three equal installments on each of December 31, 2022, 2023 and 2024.
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member]
Disclosure of general information [Line Items]
Capital contributions | €		€ 100,000
Share price | SFr / shares							SFr 0.10
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Ordinary shares
Disclosure of general information [Line Items]
Shares received | shares		1,000,000
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Class A Ordinary Shares [Member]
Disclosure of general information [Line Items]
Conversion of shares, Shares issued | shares			2,500,000
CarstenKoerl The Founder [Member] | Reorganization Transactions [Member] | Class B Ordinary Shares [Member]
Disclosure of general information [Line Items]
Conversion of shares, Shares issued | shares			903,670,701
Sportradar Holding AG [Member]
Disclosure of general information [Line Items]
Percentage of equity interest held				100.00%